UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2022

Date of reporting period:	05/31/2022

Item 1 – Reports to Stockholders –

PGIM JENNISON FINANCIAL SERVICES FUND

SEMIANNUAL REPORT

MAY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Financial Services Fund informative and useful. The report covers performance for the six-month period ended May 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Financial Services Fund

July 15, 2022

PGIM Jennison Financial Services Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 5/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-12.34	-14.26	8.50	8.51	—

Class C	-12.66	-10.73	8.92	8.35	—

Class R	-12.43	-9.52	9.43	8.88	—

Class Z	-12.18	-8.97	10.08	9.47	—

Class R6	-12.18	-8.97	N/A	N/A	6.41 (01/26/2018)

S&P Composite 1500 Financials Index

	-5.44	-4.73	10.73	14.04	—

S&P Composite 1500 Index

	-8.68	-0.91	13.04	14.21	—

Average Annual Total Returns as of 5/31/22 Since Inception (%)

					Class R6 (01/26/2018)

S&P Composite 1500 Financials Index					6.19

S&P Composite 1500 Index					10.83

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P Composite 1500 Financials Index*—The S&P Composite 1500 Financials Index is an unmanaged index that comprises those companies included in the S&P Composite 1500, an index that combines the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, that are classified as members of the GICS financials sector.

S&P Composite 1500 Index*—The S&P Composite 1500 Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: the S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of US mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

* The S&P Composite 1500 Financials Index and the S&P Composite 1500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Financial Services Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 5/31/2022

Ten Largest Holdings	Line of Business	% of Net Assets

JPMorgan Chase & Co.	Diversified Banks	7.8%

Goldman Sachs Group, Inc. (The)	Investment Banking & Brokerage	6.5%

Chubb Ltd.	Property & Casualty Insurance	6.4%

KKR & Co., Inc.	Asset Management & Custody Banks	5.3%

Bank of America Corp.	Diversified Banks	4.8%

Adyen NV (Netherlands), 144A	Data Processing & Outsourced Services	4.5%

Citigroup, Inc.	Diversified Banks	4.5%

MetLife, Inc.	Life & Health Insurance	4.1%

RenaissanceRe Holdings Ltd. (Bermuda)	Reinsurance	3.9%

PNC Financial Services Group, Inc. (The)	Regional Banks	3.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Financial Services Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Financial Services Fund		Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 876.60	1.30%	$ 6.08

	Hypothetical	$1,000.00	$1,018.45	1.30%	$ 6.54

Class C	Actual	$1,000.00	$ 873.40	2.06%	$ 9.62

	Hypothetical	$1,000.00	$1,014.66	2.06%	$ 10.35

Class R	Actual	$1,000.00	$ 875.70	1.58%	$ 7.39

	Hypothetical	$1,000.00	$1,017.05	1.58%	$ 7.95

Class Z	Actual	$1,000.00	$ 878.20	1.01%	$ 4.73

	Hypothetical	$1,000.00	$1,019.90	1.01%	$ 5.09

Class R6	Actual	$1,000.00	$ 878.20	1.00%	$ 4.68

	Hypothetical	$1,000.00	$1,019.95	1.00%	$ 5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of May 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Application Software 0.4%

Bill.com Holdings, Inc.*	5,179	$612,365

Asset Management & Custody Banks 12.4%
Ares Management Corp. (Class A Stock)	23,838	1,696,550
AssetMark Financial Holdings, Inc.*	38,058	795,032
Blackstone, Inc.	44,489	5,240,359
Bridge Investment Group Holdings, Inc. (Class A Stock)	48,150	929,777
Brightsphere Investment Group, Inc.	65,621	1,338,012
Focus Financial Partners, Inc. (Class A Stock)*	23,703	893,603
KKR & Co., Inc.	146,299	8,018,648

		18,911,981

Consumer Finance 4.4%

Capital One Financial Corp.	25,946	3,317,455
SLM Corp.	171,652	3,362,663

		6,680,118

Data Processing & Outsourced Services 14.7%

Adyen NV (Netherlands), 144A*	4,373	6,822,018
FleetCor Technologies, Inc.*	19,698	4,901,059
Mastercard, Inc. (Class A Stock)	15,634	5,594,940
Visa, Inc. (Class A Stock)	23,988	5,089,534

		22,407,551

Diversified Banks 17.1%

Bank of America Corp.	198,027	7,366,605
Citigroup, Inc.	127,303	6,799,253
JPMorgan Chase & Co.	90,344	11,946,187

		26,112,045

Financial Exchanges & Data 5.7%

Moody’s Corp.	17,979	5,421,927
S&P Global, Inc.	9,404	3,286,510

		8,708,437

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance Brokers 5.5%

Marsh & McLennan Cos., Inc.	24,974	$3,994,591
Ryan Specialty Group Holdings, Inc. (Class A Stock)*	117,699	4,421,952

		8,416,543

Investment Banking & Brokerage 7.6%

Goldman Sachs Group, Inc. (The)	30,315	9,908,458
Houlihan Lokey, Inc.	19,779	1,699,807

		11,608,265

Life & Health Insurance 4.1%

MetLife, Inc.	92,305	6,220,434

Mortgage REITs 1.3%

Starwood Property Trust, Inc.	81,152	1,938,721

Other Diversified Financial Services 1.1%

Apollo Global Management, Inc.	29,333	1,690,754

Property & Casualty Insurance 8.5%

Axis Capital Holdings Ltd.	54,536	3,194,173
Chubb Ltd.	46,807	9,889,851

		13,084,024

Real Estate Services 0.3%

CBRE Group, Inc. (Class A Stock)*	6,783	561,904

Regional Banks 11.9%

BankUnited, Inc.	41,149	1,714,267
Eastern Bankshares, Inc.	67,793	1,319,930
Enterprise Financial Services Corp.	33,231	1,538,928
Pinnacle Financial Partners, Inc.	38,451	3,130,680
PNC Financial Services Group, Inc. (The)	31,912	5,597,684
Truist Financial Corp.	97,044	4,826,969

		18,128,458

Reinsurance 3.9%

RenaissanceRe Holdings Ltd. (Bermuda)	38,479	5,907,296

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.9%

WSFS Financial Corp.	33,547	$1,435,141

TOTAL LONG-TERM INVESTMENTS (cost $108,704,924)		152,424,037

SHORT-TERM INVESTMENT 0.2%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $327,025)	327,025	327,025

TOTAL INVESTMENTS 100.0% (cost $109,031,949)		152,751,062
Liabilities in excess of other assets (0.0)%		(29,305)

NET ASSETS 100.0%		$152,721,757

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR — London Interbank Offered Rate

REITs — Real Estate Investment Trust

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Application Software	$612,365	$—	$—
Asset Management & Custody Banks	18,911,981	—	—
Consumer Finance	6,680,118	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    11

Schedule of Investments  (unaudited) (continued)

as of May 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Data Processing & Outsourced Services	$15,585,533	$6,822,018	$—
Diversified Banks	26,112,045	—	—
Financial Exchanges & Data	8,708,437	—	—
Insurance Brokers	8,416,543	—	—
Investment Banking & Brokerage	11,608,265	—	—
Life & Health Insurance	6,220,434	—	—
Mortgage REITs	1,938,721	—	—
Other Diversified Financial Services	1,690,754	—	—
Property & Casualty Insurance	13,084,024	—	—
Real Estate Services	561,904	—	—
Regional Banks	18,128,458	—	—
Reinsurance	5,907,296	—	—
Thrifts & Mortgage Finance	1,435,141	—	—
Short-Term Investment
Unaffiliated Fund	327,025	—	—

Total	$145,929,044	$6,822,018	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2022 were as follows:

Diversified Banks	17.1%
Data Processing & Outsourced Services	14.7
Asset Management & Custody Banks	12.4
Regional Banks	11.9
Property & Casualty Insurance	8.5
Investment Banking & Brokerage	7.6
Financial Exchanges & Data	5.7
Insurance Brokers	5.5
Consumer Finance	4.4
Life & Health Insurance	4.1
Reinsurance	3.9
Mortgage REITs	1.3
Other Diversified Financial Services	1.1

Thrifts & Mortgage Finance	0.9%
Application Software	0.4
Real Estate Services	0.3
Unaffiliated Fund	0.2

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2022

Assets

Unaffiliated investments (cost $109,031,949)	$152,751,062
Dividends receivable	182,998
Receivable for Fund shares sold	92,874
Tax reclaim receivable	3,471
Prepaid expenses and other assets	25,822

Total Assets	153,056,227

Liabilities
Payable for Fund shares purchased	149,000
Management fee payable	93,883
Distribution fee payable	34,833
Accrued expenses and other liabilities	30,129
Custodian and accounting fees payable	16,835
Affiliated transfer agent fee payable	8,245
Directors’ fees payable	1,545

Total Liabilities	334,470

Net Assets	$152,721,757

Net assets were comprised of:
Common stock, at par	$85,865
Paid-in capital in excess of par	107,986,643
Total distributable earnings (loss)	44,649,249

Net assets, May 31, 2022	$152,721,757

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    13

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2022

Class A

Net asset value and redemption price per share, ($92,279,968 ÷ 5,185,748 shares of common stock issued and outstanding)	$17.79
Maximum sales charge (5.50% of offering price)	1.04

Maximum offering price to public	$18.83

Class C

Net asset value, offering price and redemption price per share, ($10,178,049 ÷ 658,632 shares of common stock issued and outstanding)	$15.45

Class R

Net asset value, offering price and redemption price per share, ($8,924,750 ÷ 503,025 shares of common stock issued and outstanding)	$17.74

Class Z

Net asset value, offering price and redemption price per share, ($30,581,909 ÷ 1,656,661 shares of common stock issued and outstanding)	$18.46

Class R6

Net asset value, offering price and redemption price per share, ($10,757,081 ÷ 582,467 shares of common stock issued and outstanding)	$18.47

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended May 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,591,836
Income from securities lending, net (including affiliated income of $33)	18,034
Affiliated dividend income	375

Total income	1,610,245

Expenses
Management fee	619,510
Distribution fee(a)	246,580
Transfer agent’s fees and expenses (including affiliated expense of $32,212)(a)	105,762
Registration fees(a)	29,655
Custodian and accounting fees	26,540
Shareholders’ reports	12,111
Audit fee	11,867
Legal fees and expenses	10,077
Directors’ fees	5,654
Miscellaneous	15,789

Total expenses	1,083,545
Less: Fee waiver and/or expense reimbursement(a)	(577)
Distribution fee waiver(a)	(12,550)

Net expenses	1,070,418

Net investment income (loss)	539,827

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,426,216
Foreign currency transactions	(629)

2,425,587

Net change in unrealized appreciation (depreciation) on:
Investments	(24,952,997)
Foreign currencies	(780)

(24,953,777)

Net gain (loss) on investment and foreign currency transactions	(22,528,190)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(21,988,363)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	149,675	59,254	37,651	—	—
Transfer agent’s fees and expenses	67,990	7,940	8,565	21,098	169
Registration fees	8,253	4,324	3,202	6,610	7,266
Fee waiver and/or expense reimbursement	—	—	—	—	(577)
Distribution fee waiver	—	—	(12,550)	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2022	Year Ended November 30, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$539,827	$413,513
Net realized gain (loss) on investment and foreign currency transactions	2,425,587	14,724,305
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,953,777)	31,799,051

Net increase (decrease) in net assets resulting from operations	(21,988,363)	46,936,869

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,847,959)	(332,141)
Class C	(1,323,503)	—
Class R	(1,004,772)	(20,326)
Class Z	(3,358,342)	(195,616)
Class R6	(776,994)	(389)

	(16,311,570)	(548,472)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	17,774,588	31,146,373
Net asset value of shares issued in reinvestment of dividends and distributions	15,864,122	533,186
Cost of shares purchased	(18,022,346)	(27,214,383)

Net increase (decrease) in net assets from Fund share transactions	15,616,364	4,465,176

Total increase (decrease)	(22,683,569)	50,853,573

Net Assets:

Beginning of period	175,405,326	124,551,753

End of period	$152,721,757	$175,405,326

See Notes to Financial Statements.

16

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.44		$16.46	$15.93	$13.87	$14.49	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.05	0.07	0.08	0.04	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.64)		6.00	0.55	2.07	(0.49)	2.97
Total from investment operations	(2.58)		6.05	0.62	2.15	(0.45)	3.14
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.07)	(0.09)	(0.03)	(0.17)	(0.20)
Distributions from net realized gains	(2.03)		-	-	(0.06)	-	-
Total dividends and distributions	(2.07)		(0.07)	(0.09)	(0.09)	(0.17)	(0.20)
Net asset value, end of period	$17.79		$22.44	$16.46	$15.93	$13.87	$14.49
Total Return(b):	(12.34)%		36.90%	3.87%	15.76%	(3.14)%	27.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$92,280		$106,999	$74,696	$81,555	$76,836	$83,561
Average net assets (000)	$100,058		$99,402	$69,614	$77,111	$84,872	$82,660
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.29%	1.39%	1.38%	1.33%	1.37%
Expenses before waivers and/or expense reimbursement	1.30	%(e)	1.29%	1.39%	1.38%	1.33%	1.37%
Net investment income (loss)	0.65	%(e)	0.25%	0.48%	0.54%	0.30%	1.29%
Portfolio turnover rate(f)	23%		39%	38%	14%	23%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    17

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021		2020		2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.79		$14.57		$14.13		$12.37	$12.96	$10.36
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.09	)(b)	(0.03	)(b)	(0.02)	(0.05)	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.30)		5.31		0.47		1.84	(0.44)	2.67
Total from investment operations	(2.31)		5.22		0.44		1.82	(0.49)	2.74
Less Dividends and Distributions:
Dividends from net investment income	-		-		(-	)(c)	-	(0.10)	(0.14)
Distributions from net realized gains	(2.03)		-		-		(0.06)	-	-
Total dividends and distributions	(2.03)		-		(-	)(c)	(0.06)	(0.10)	(0.14)
Net asset value, end of period	$15.45		$19.79		$14.57		$14.13	$12.37	$12.96
Total Return(d):	(12.66)%		35.83%		3.14%		14.99%	(3.81)%	26.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,178		$13,028		$11,366		$15,452	$25,457	$30,600
Average net assets (000)	$11,883		$13,144		$11,917		$19,307	$29,808	$30,591
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.06	%(g)	2.03%		2.14%		2.09%	2.02%	2.07%
Expenses before waivers and/or expense reimbursement	2.06	%(g)	2.03%		2.14%		2.09%	2.02%	2.07%
Net investment income (loss)	(0.10	)%(g)	(0.47)%		(0.26)%		(0.18)%	(0.39)%	0.59%
Portfolio turnover rate(h)	23%		39%		38%		14%	23%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021		2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.36		$16.42		$15.89	$13.83	$14.47	$11.54
Income (loss) from investment operations:
Net investment income (loss)	0.04		(-	)(b)(c)	0.03	0.03	0.01	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.63)		5.98		0.54	2.09	(0.50)	2.96
Total from investment operations	(2.59)		5.98		0.57	2.12	(0.49)	3.11
Less Dividends and Distributions:
Dividends from net investment income	-		(0.04)		(0.04)	-	(0.15)	(0.18)
Distributions from net realized gains	(2.03)		-		-	(0.06)	-	-
Total dividends and distributions	(2.03)		(0.04)		(0.04)	(0.06)	(0.15)	(0.18)
Net asset value, end of period	$17.74		$22.36		$16.42	$15.89	$13.83	$14.47
Total Return(d):	(12.43)%		36.47%		3.66%	15.43%	(3.44)%	27.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,925		$11,121		$9,087	$12,077	$14,966	$17,092
Average net assets (000)	$10,068		$10,866		$9,490	$12,864	$17,663	$14,192
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.58	%(g)	1.56%		1.64%	1.69%	1.59%	1.56%
Expenses before waivers and/or expense reimbursement	1.83	%(g)	1.81%		1.89%	1.94%	1.84%	1.81%
Net investment income (loss)	0.37	%(g)	(0.01)%		0.24%	0.22%	0.05%	1.16%
Portfolio turnover rate(h)	23%		39%		38%	14%	23%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    19

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.23		$17.03	$16.47	$14.34	$14.97	$11.92
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.12	0.12	0.13	0.10	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.73)		6.19	0.57	2.14	(0.52)	3.06
Total from investment operations	(2.64)		6.31	0.69	2.27	(0.42)	3.28
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.13)	(0.08)	(0.21)	(0.23)
Distributions from net realized gains	(2.03)		-	-	(0.06)	-	-
Total dividends and distributions	(2.13)		(0.11)	(0.13)	(0.14)	(0.21)	(0.23)
Net asset value, end of period	$18.46		$23.23	$17.03	$16.47	$14.34	$14.97
Total Return(b):	(12.18)%		37.25%	4.22%	16.18%	(2.87)%	27.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,582		$35,907	$29,391	$43,675	$46,317	$47,684
Average net assets (000)	$34,452		$36,604	$34,346	$40,671	$50,663	$44,492
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.01	%(e)	1.00%	1.09%	1.04%	1.01%	1.06%
Expenses before waivers and/or expense reimbursement	1.01	%(e)	1.00%	1.09%	1.04%	1.01%	1.06%
Net investment income (loss)	0.94	%(e)	0.56%	0.80%	0.87%	0.64%	1.66%
Portfolio turnover rate(f)	23%		39%	38%	14%	23%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,			January 26, 2018(a) through November 30,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.24		$17.05	$16.48	$14.34	$16.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.10	0.13	0.14	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.73)		6.21	0.58	2.14	(1.76)
Total from investment operations	(2.64)		6.31	0.71	2.28	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.12)	(0.14)	(0.08)	-
Distributions from net realized gains	(2.03)		-	-	(0.06)	-
Total dividends and distributions	(2.13)		(0.12)	(0.14)	(0.14)	-
Net asset value, end of period	$18.47		$23.24	$17.05	$16.48	$14.34
Total Return(c):	(12.18)%		37.25%	4.30%	16.25%	(10.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,757		$8,350	$12	$11	$9
Average net assets (000)	$9,196		$4,471	$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	1.01	%(e)	1.15%	77.93%	263.59%	272.24	%(e)
Net investment income (loss)	0.95	%(e)	0.45%	0.86%	0.93%	0.80	%(e)
Portfolio turnover rate(f)	23%		39%	38%	14%	23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    21

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Financial Services Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Financial Services Fund    23

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison Financial Services Fund    25

Notes to Financial Statements   (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

26

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% to $1 billion of average daily net assets;	0.75%
0.70% over $1 billion of average daily net assets.

The Manager has contractually agreed, through March 31, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

PGIM Jennison Financial Services Fund    27

Notes to Financial Statements  (unaudited) (continued)

contractually agreed through March 31, 2023 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$121,101	$ —
C	—	157

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

28

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$40,577,321	$38,243,142

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$3,021,536	$4,650,675	$7,672,211	$—	$—	$—	—	$375

PGIM Institutional Money Market Fund(1)(b)(wa)
—	1,695,000	1,695,000	—	—	—	—	33(2)
$3,021,536	$6,345,675	$9,367,211	$—	$—	$—		$408

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$109,275,241	$44,972,050	$(1,496,229)	$43,475,821

PGIM Jennison Financial Services Fund    29

Notes to Financial Statements  (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share, 400,000,000 of which are designated as shares of the Fund. The authorized shares of the fund are currently classified and designated as follows:

Class	Number of Shares
A	50,000,000
B	5,000,000
C	40,000,000
R	75,000,000
Z	90,000,000
T	50,000,000
R6	90,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

30

As of May 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	280	0.1%
R	47,420	9.4
R6	709	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	56.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended May 31, 2022:
Shares sold	351,007	$ 6,792,665
Shares issued in reinvestment of dividends and distributions	481,906	9,435,715
Shares purchased	(449,442)	(8,545,931)
Net increase (decrease) in shares outstanding before conversion	383,471	7,682,449
Shares issued upon conversion from other share class(es)	57,839	1,105,744
Shares purchased upon conversion into other share class(es)	(23,821)	(458,785)
Net increase (decrease) in shares outstanding	417,489	$ 8,329,408

Year ended November 30, 2021:
Shares sold	582,280	$ 11,925,723
Shares issued in reinvestment of dividends and distributions	18,263	318,681
Shares purchased	(491,161)	(10,132,227)
Net increase (decrease) in shares outstanding before conversion	109,382	2,112,177
Shares issued upon conversion from other share class(es)	187,436	3,826,664
Shares purchased upon conversion into other share class(es)	(65,533)	(1,371,291)
Net increase (decrease) in shares outstanding	231,285	$ 4,567,550

PGIM Jennison Financial Services Fund    31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended May 31, 2022:
Shares sold	67,829	$ 1,175,297
Shares issued in reinvestment of dividends and distributions	77,515	1,322,406
Shares purchased	(71,025)	(1,151,409)
Net increase (decrease) in shares outstanding before conversion	74,319	1,346,294
Shares purchased upon conversion into other share class(es)	(73,932)	(1,236,570)
Net increase (decrease) in shares outstanding	387	$ 109,724

Year ended November 30, 2021:
Shares sold	201,970	$ 3,541,955
Shares purchased	(96,959)	(1,776,209)
Net increase (decrease) in shares outstanding before conversion	105,011	1,765,746
Shares purchased upon conversion into other share class(es)	(226,976)	(4,085,567)
Net increase (decrease) in shares outstanding	(121,965)	$ (2,319,821)

Class R
Six months ended May 31, 2022:
Shares sold	21,716	$ 431,814
Shares issued in reinvestment of dividends and distributions	51,421	1,004,772
Shares purchased	(67,385)	(1,297,710)
Net increase (decrease) in shares outstanding	5,752	$ 138,876

Year ended November 30, 2021:
Shares sold	189,170	$ 3,881,896
Shares issued in reinvestment of dividends and distributions	1,166	20,326
Shares purchased	(246,483)	(5,062,093)
Net increase (decrease) in shares outstanding	(56,147)	$ (1,159,871)

32

Share Class	Shares	Amount

Class Z
Six months ended May 31, 2022:
Shares sold	224,945	$ 4,719,959
Shares issued in reinvestment of dividends and distributions	163,917	3,324,235
Shares purchased	(307,099)	(5,988,666)
Net increase (decrease) in shares outstanding before conversion	81,763	2,055,528
Shares issued upon conversion from other share class(es)	31,542	631,726
Shares purchased upon conversion into other share class(es)	(2,246)	(42,115)
Net increase (decrease) in shares outstanding	111,059	$ 2,645,139

Year ended November 30, 2021:
Shares sold	515,048	$ 10,612,360
Shares issued in reinvestment of dividends and distributions	10,760	193,790
Shares purchased	(431,030)	(9,178,724)
Net increase (decrease) in shares outstanding before conversion	94,778	1,627,426
Shares issued upon conversion from other share class(es)	78,384	1,668,903
Shares purchased upon conversion into other share class(es)	(353,601)	(7,881,414)
Net increase (decrease) in shares outstanding	(180,439)	$ (4,585,085)

Class R6
Six months ended May 31, 2022:
Shares sold	236,798	$ 4,654,853
Shares issued in reinvestment of dividends and distributions	38,294	776,994
Shares purchased	(51,931)	(1,038,630)
Net increase (decrease) in shares outstanding	223,161	$ 4,393,217

Year ended November 30, 2021:
Shares sold	52,346	$ 1,184,439
Shares issued in reinvestment of dividends and distributions	22	389
Shares purchased	(45,461)	(1,065,130)
Net increase (decrease) in shares outstanding before conversion	6,907	119,698
Shares issued upon conversion from other share class(es)	351,687	7,842,705
Net increase (decrease) in shares outstanding	358,594	$ 7,962,403

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Jennison Financial Services Fund    33

Notes to Financial Statements  (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2022. The average daily balance for the 21 days that the Fund had loans outstanding during the period was approximately $218,048, borrowed at a weighted average interest rate of 1.81%. The maximum loan outstanding amount during the period was $593,000. At May 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

34

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition, cyberattacks and technology malfunctions and failures and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market

PGIM Jennison Financial Services Fund    35

Notes to Financial Statements  (unaudited) (continued)

overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Investment Style Risk: There is the risk that the particular investment style followed by the Fund may be out of favor for a period of time.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or

36

government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Financial Services Fund    37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Financial Services Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FINANCIAL SERVICES FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PFSAX	PUFCX	PSSRX	PFSZX	PFSQX

CUSIP	74441P106	74441P304	74441P783	74441P403	74441P734

MF188E2

PGIM JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT

MAY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period ended May 31, 2022.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Health Sciences Fund

July 15, 2022

PGIM Jennison Health Sciences Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/22 (without sales charges)	Average Annual Total Returns as of 5/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-13.46	-18.10	9.09	13.52	—

Class C	-13.80	-14.51	9.54	13.35	—

Class R	-13.60	-13.60	9.94	13.85	—

Class Z	-13.34	-13.10	10.65	14.50	—

Class R6	-13.30	-13.00	10.71	N/A	11.08 (01/27/2016)

S&P 1500 Health Care Index

	1.50	6.67	13.64	16.01	—

S&P Composite 1500 Index

	-8.68	-0.91	13.04	14.21	—

Average Annual Total Returns as of 5/31/22 Since Inception (%)

Class R6 (01/27/2016)

S&P 1500 Health Care Index	13.54

S&P Composite 1500 Index	14.63

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 1500 Health Care Index*—The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index.

S&P Composite 1500 Index*—The S&P Composite 1500 Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: the S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of US mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

*The S&P 1500 Health Care Index and S&P Composite 1500 Index products of S&P Dow Jones Indices LLC and/or its affiliates have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Health Sciences Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2022

Ten Largest Holdings	Line of Business	% of Net Assets

UnitedHealth Group, Inc.	Managed Health Care	10.3%

Merck & Co., Inc.	Pharmaceuticals	5.9%

Abbott Laboratories	Health Care Equipment	5.2%

Eli Lilly & Co.	Pharmaceuticals	5.0%

Bristol-Myers Squibb Co.	Pharmaceuticals	4.8%

Danaher Corp.	Life Sciences Tools & Services	4.7%

Novo Nordisk A/S (Denmark), ADR	Pharmaceuticals	4.5%

Vertex Pharmaceuticals, Inc.	Biotechnology	3.8%

Humana, Inc.	Managed Health Care	3.6%

Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	3.6%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Health Sciences Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Health Sciences Fund		Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 865.40	1.15%	$5.35

	Hypothetical	$1,000.00	$ 1,019.20	1.15%	$5.79

Class C	Actual	$1,000.00	$ 862.00	1.96%	$9.10

	Hypothetical	$1,000.00	$ 1,015.16	1.96%	$9.85

Class R	Actual	$1,000.00	$ 864.00	1.50%	$6.97

	Hypothetical	$1,000.00	$ 1,017.45	1.50%	$7.54

Class Z	Actual	$1,000.00	$ 866.60	0.87%	$4.05

	Hypothetical	$1,000.00	$ 1,020.59	0.87%	$4.38

Class R6	Actual	$1,000.00	$ 867.00	0.77%	$3.58

	Hypothetical	$1,000.00	$ 1,021.09	0.77%	$3.88

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of May 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 94.4%

COMMON STOCKS 94.4%

Biotechnology 18.9%

AbbVie, Inc.	398,557	$58,735,345
Apellis Pharmaceuticals, Inc.*(a)	874,631	36,253,455
Arcutis Biotherapeutics, Inc.*(a)	301,782	6,301,208
Argenx SE (Netherlands), ADR*	114,903	35,539,498
BioMarin Pharmaceutical, Inc.*	525,074	39,448,810
Galapagos NV (Belgium), ADR*	222,574	12,243,796
Horizon Therapeutics PLC*	299,765	26,885,923
Neurocrine Biosciences, Inc.*	37,305	3,487,644
Seagen, Inc.*	262,235	35,580,045
Vertex Pharmaceuticals, Inc.*(a)	237,137	63,706,855

		318,182,579

Health Care Services 0.7%

R1 RCM, Inc.*	552,470	11,861,531

Health Care Equipment 17.5%

Abbott Laboratories	738,183	86,706,975
Axonics, Inc.*(a)	217,741	10,887,050
CONMED Corp.	214,762	24,974,673
Dexcom, Inc.*	66,475	19,805,562
Envista Holdings Corp.*(a)	647,224	27,856,521
Hologic, Inc.*	304,949	22,953,511
Intuitive Surgical, Inc.*	138,402	31,505,831
Shockwave Medical, Inc.*	115,178	18,913,379
Stryker Corp.	211,028	49,486,066

		293,089,568

Health Care Supplies 0.5%

DENTSPLY SIRONA, Inc.	215,268	8,516,002

Health Care Technology 0.5%

Inspire Medical Systems, Inc.*(a)	20,194	3,570,905
Phreesia, Inc.*(a)	275,321	4,994,323

		8,565,228

Life Sciences Tools & Services 13.6%

Agilent Technologies, Inc.	196,601	25,078,424
Bio-Rad Laboratories, Inc. (Class A Stock)*	41,838	22,500,058
Danaher Corp.	299,772	79,085,849
IQVIA Holdings, Inc.*	60,973	13,124,438

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Lonza Group AG (Switzerland)	14,098	$8,495,359
QIAGEN NV*	187,721	8,625,780
Repligen Corp.*	65,234	10,729,036
Thermo Fisher Scientific, Inc.	106,083	60,209,528

		227,848,472

Managed Health Care 17.3%

Centene Corp.*	697,652	56,816,779
Humana, Inc.	132,868	60,352,631
UnitedHealth Group, Inc.	349,624	173,686,211

		290,855,621

Pharmaceuticals 25.4%

AstraZeneca PLC (United Kingdom), ADR	619,157	41,161,557
Bristol-Myers Squibb Co.	1,075,187	81,122,859
Catalent, Inc.*	91,211	9,400,206
Eli Lilly & Co.	269,992	84,626,293
Merck & Co., Inc.	1,079,463	99,342,980
Novo Nordisk A/S (Denmark), ADR	687,112	75,857,165
Revance Therapeutics, Inc.*	243,784	3,334,965
Zoetis, Inc.	183,379	31,344,972

		426,190,997

TOTAL COMMON STOCKS (cost $1,177,166,981)		1,585,109,998

PREFERRED STOCK 0.0%

Health Care Equipment

ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $1,800,000; purchased 08/31/12)*^(f) (cost $1,800,000)	3,063,048	306

See Notes to Financial Statements.

10

Description	Units	Value

WARRANTS* 0.0%

Biotechnology

Aileron Therapeutics, Inc., expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f) (cost $116,418)	895,522	$—

TOTAL LONG-TERM INVESTMENTS (cost $1,179,083,399)		1,585,110,304

	Shares

SHORT-TERM INVESTMENTS 8.2%

AFFILIATED MUTUAL FUND 1.6%
PGIM Institutional Money Market Fund (cost $27,122,006; includes $27,100,973 of cash collateral for securities on loan)(b)(wa)	27,164,711	27,142,979

UNAFFILIATED FUND 6.6%

Dreyfus Government Cash Management (Institutional Shares) (cost $110,271,122)	110,271,122	110,271,122

TOTAL SHORT-TERM INVESTMENTS (cost $137,393,128)		137,414,101

TOTAL INVESTMENTS 102.6% (cost $1,316,476,527)		1,722,524,405
Liabilities in excess of other assets (2.6)%		(43,656,134)

NET ASSETS 100.0%		$1,678,868,271

Below is a list of the abbreviation(s) used in the semiannual report:

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $306 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,093,499; cash collateral of $27,100,973 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    11

Schedule of Investments  (unaudited) (continued)

as of May 31, 2022

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,916,418. The aggregate value of $306 is 0.0% of net assets.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Biotechnology	$318,182,579	$—	$ —
Health Care Services	11,861,531	—	—
Health Care Equipment	293,089,568	—	—
Health Care Supplies	8,516,002	—	—
Health Care Technology	8,565,228	—	—
Life Sciences Tools & Services	219,353,113	8,495,359	—
Managed Health Care	290,855,621	—	—
Pharmaceuticals	426,190,997	—	—
Preferred Stock
Health Care Equipment	—	—	306
Warrants
Biotechnology	—	—	—
Short-Term Investments
Affiliated Mutual Fund	27,142,979	—	—
Unaffiliated Fund	110,271,122	—	—

Total	$1,714,028,740	$8,495,359	$306

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2022 were as follows:

Pharmaceuticals	25.4%
Biotechnology	18.9
Health Care Equipment	17.5

Managed Health Care	17.3%
Life Sciences Tools & Services	13.6
Unaffiliated Fund	6.6

See Notes to Financial Statements.

12

Sector Classification (continued):

Affiliated Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	1.6%
Health Care Services	0.7
Health Care Supplies	0.5
Health Care Technology	0.5
Warrants	0.0 *

102.6
Liabilities in excess of other assets	(2.6)

100.0%

*     Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$26,093,499	$(26,093,499)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    13

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2022

Assets

Investments at value, including securities on loan of $26,093,499:
Unaffiliated investments (cost $1,289,354,521)	$1,695,381,426
Affiliated investments (cost $27,122,006)	27,142,979
Receivable for investments sold	4,186,362
Receivable for Fund shares sold	1,680,114
Tax reclaim receivable	1,094,626
Dividends receivable	383,161
Prepaid expenses	3,464

Total Assets	1,729,872,132

Liabilities

Payable to broker for collateral for securities on loan	27,100,973
Payable for investments purchased	19,051,037
Payable for Fund shares purchased	2,962,049
Management fee payable	1,040,643
Accrued expenses and other liabilities	613,445
Distribution fee payable	198,152
Affiliated transfer agent fee payable	31,067
Directors’ fees payable	6,495

Total Liabilities	51,003,861

Net Assets	$1,678,868,271

Net assets were comprised of:
Common stock, at par	$478,982
Paid-in capital in excess of par	1,300,457,519
Total distributable earnings (loss)	377,931,770

Net assets, May 31, 2022	$1,678,868,271

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($717,500,741 ÷ 22,498,310 shares of common stock issued and outstanding)	$31.89
Maximum sales charge (5.50% of offering price)	1.86

Maximum offering price to public	$33.75

Class C

Net asset value, offering price and redemption price per share, ($17,662,342 ÷ 1,107,379 shares of common stock issued and outstanding)	$15.95

Class R

Net asset value, offering price and redemption price per share, ($7,161,097 ÷ 238,104 shares of common stock issued and outstanding)	$30.08

Class Z

Net asset value, offering price and redemption price per share, ($849,896,092 ÷ 21,843,330 shares of common stock issued and outstanding)	$38.91

Class R6

Net asset value, offering price and redemption price per share, ($86,647,999 ÷ 2,211,069 shares of common stock issued and outstanding)	$39.19

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    15

Statement of Operations  (unaudited)

Six Months Ended May 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $86,386 foreign withholding tax)	$7,089,215
Income from securities lending, net (including affiliated income of $34,592)	49,131
Affiliated dividend income	4,224

Total income	7,142,570

Expenses
Management fee	6,898,790
Distribution fee(a)	1,347,894
Transfer agent’s fees and expenses (including affiliated expense of $151,734)(a)	1,022,082
Custodian and accounting fees	73,505
Registration fees(a)	53,081
Shareholders’ reports	42,677
Directors’ fees	15,696
Legal fees and expenses	14,146
Audit fee	11,992
Miscellaneous	26,898

Total expenses	9,506,761
Less: Distribution fee waiver(a)	(10,436)

Net expenses	9,496,325

Net investment income (loss)	(2,353,755)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $65,449)	(17,607,963)
Foreign currency transactions	(27,243)

(17,635,206)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(87,620))	(247,741,278)
Foreign currencies	(20,595)

(247,761,873)

Net gain (loss) on investment and foreign currency transactions	(265,397,079)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(267,750,834)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,215,829	100,757	31,308	—	—
Transfer agent’s fees and expenses	404,485	14,569	7,259	594,682	1,087
Registration fees	14,134	7,275	3,515	19,557	8,600
Distribution fee waiver	—	—	(10,436)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2022	Year Ended November 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,353,755)	$(12,448,569)
Net realized gain (loss) on investment and foreign currency transactions	(17,635,206)	553,607,789
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(247,761,873)	(326,814,124)

Net increase (decrease) in net assets resulting from operations	(267,750,834)	214,345,096

Dividends and Distributions
Distributions from distributable earnings
Class A	(255,155,631)	(185,156,351)
Class C	(9,565,384)	(12,379,993)
Class R	(2,740,458)	(2,193,004)
Class Z	(254,026,720)	(220,758,524)
Class R6	(26,510,770)	(3,308,694)

	(547,998,963)	(423,796,566)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	200,698,079	328,100,762
Net asset value of shares issued in reinvestment of dividends and distributions	507,831,992	390,237,765
Cost of shares purchased	(392,093,997)	(516,456,846)

Net increase (decrease) in net assets from Fund share transactions	316,436,074	201,881,681

Total increase (decrease)	(499,313,723)	(7,569,789)

Net Assets:

Beginning of period	2,178,181,994	2,185,751,783

End of period	$1,678,868,271	$2,178,181,994

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    17

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.57		$56.98	$44.29	$49.28	$46.25	$37.89
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.36)	(0.27)	(0.24)	(0.31)	(0.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.58)		5.65	14.39	0.03	5.52	9.97
Total from investment operations	(4.65)		5.29	14.12	(0.21)	5.21	9.71
Less Dividends and Distributions:
Distributions from net realized gains	(14.03)		(11.70)	(1.43)	(4.78)	(2.18)	(1.35)
Net asset value, end of period	$31.89		$50.57	$56.98	$44.29	$49.28	$46.25
Total Return(b):	(13.46)%		9.66%	32.85%	1.58%	11.81%	26.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$717,501		$928,654	$905,865	$754,653	$767,277	$812,855
Average net assets (000)	$812,780		$983,670	$777,602	$733,289	$812,835	$835,255
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15	%(e)	1.12%	1.14%	1.15%	1.14%	1.15%
Expenses before waivers and/or expense reimbursement	1.15	%(e)	1.12%	1.14%	1.15%	1.14%	1.15%
Net investment income (loss)	(0.40	)%(e)	(0.68)%	(0.58)%	(0.57)%	(0.64)%	(0.61)%
Portfolio turnover rate(f)	52%		77%	45%	30%	36%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$32.23		$40.50	$32.10	$37.50	$35.94	$29.94
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.50)	(0.42)	(0.36)	(0.48)	(0.42)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.14)		3.93	10.25	(0.26)	4.22	7.77
Total from investment operations	(2.25)		3.43	9.83	(0.62)	3.74	7.35
Less Dividends and Distributions:
Distributions from net realized gains	(14.03)		(11.70)	(1.43)	(4.78)	(2.18)	(1.35)
Net asset value, end of period	$15.95		$32.23	$40.50	$32.10	$37.50	$35.94
Total Return(b):	(13.80)%		8.78%	31.93%	0.92%	11.06%	25.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,662		$22,824	$42,813	$55,821	$174,411	$181,567
Average net assets (000)	$20,207		$28,249	$45,302	$99,267	$183,807	$187,980
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.96	%(e)	1.90%	1.85%	1.83%	1.80%	1.85%
Expenses before waivers and/or expense reimbursement	1.96	%(e)	1.90%	1.85%	1.83%	1.80%	1.85%
Net investment income (loss)	(1.21	)%(e)	(1.47)%	(1.27)%	(1.18)%	(1.30)%	(1.30)%
Portfolio turnover rate(f)	52%		77%	45%	30%	36%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    19

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.53		$55.28	$43.16	$48.36	$45.58	$37.42
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.50)	(0.43)	(0.41)	(0.46)	(0.33)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.29)		5.45	13.98	(0.01)	5.42	9.84
Total from investment operations	(4.42)		4.95	13.55	(0.42)	4.96	9.51
Less Dividends and Distributions:
Distributions from net realized gains	(14.03)		(11.70)	(1.43)	(4.78)	(2.18)	(1.35)
Net asset value, end of period	$30.08		$48.53	$55.28	$43.16	$48.36	$45.58
Total Return(b):	(13.60)%		9.30%	32.38%	1.13%	11.41%	26.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,161		$9,659	$10,288	$8,875	$12,016	$14,049
Average net assets (000)	$8,372		$10,707	$8,952	$9,831	$13,129	$13,552
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.44%	1.49%	1.60%	1.47%	1.35%
Expenses before waivers and/or expense reimbursement	1.75	%(e)	1.69%	1.74%	1.85%	1.72%	1.60%
Net investment income (loss)	(0.75	)%(e)	(1.00)%	(0.93)%	(1.00)%	(0.97)%	(0.80)%
Portfolio turnover rate(f)	52%		77%	45%	30%	36%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$58.61		$64.17	$49.56	$54.32	$50.62	$41.21
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.24)	(0.15)	(0.12)	(0.18)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.64)		6.38	16.19	0.14	6.06	10.90
Total from investment operations	(5.67)		6.14	16.04	0.02	5.88	10.76
Less Dividends and Distributions:
Distributions from net realized gains	(14.03)		(11.70)	(1.43)	(4.78)	(2.18)	(1.35)
Net asset value, end of period	$38.91		$58.61	$64.17	$49.56	$54.32	$50.62
Total Return(b):	(13.34)%		9.97%	33.24%	1.89%	12.12%	27.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$849,896		$1,105,132	$1,208,728	$1,057,204	$1,373,500	$1,259,584
Average net assets (000)	$963,912		$1,247,474	$1,018,567	$1,158,525	$1,338,706	$1,142,806
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.87	%(e)	0.84%	0.85%	0.86%	0.85%	0.84%
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.84%	0.85%	0.86%	0.85%	0.84%
Net investment income (loss)	(0.12	)%(e)	(0.40)%	(0.29)%	(0.26)%	(0.34)%	(0.29)%
Portfolio turnover rate(f)	52%		77%	45%	30%	36%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    21

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$58.91		$64.40	$49.70	$54.45	$50.71	$41.25
Income (loss) from investment operations:
Net investment income (loss)	(-	)(b)	(0.21)	(0.09)	(0.13)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.69)		6.42	16.22	0.16	6.07	10.90
Total from investment operations	(5.69)		6.21	16.13	0.03	5.92	10.81
Less Dividends and Distributions:
Distributions from net realized gains	(14.03)		(11.70)	(1.43)	(4.78)	(2.18)	(1.35)
Net asset value, end of period	$39.19		$58.91	$64.40	$49.70	$54.45	$50.71
Total Return(c):	(13.30)%		10.06%	33.33%	1.93%	12.18%	27.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,648		$111,912	$18,058	$28,836	$9,513	$1,755
Average net assets (000)	$99,799		$78,211	$22,365	$14,164	$5,770	$517
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.77	%(f)	0.76%	0.79%	0.82%	0.82%	0.74%
Expenses before waivers and/or expense reimbursement	0.77	%(f)	0.76%	0.79%	0.91%	0.93%	0.74%
Net investment income (loss)	(0.01	)%(f)	(0.34)%	(0.17)%	(0.29)%	(0.28)%	(0.19)%
Portfolio turnover rate(g)	52%		77%	45%	30%	36%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Health Sciences Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Health Sciences Fund    23

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Health Sciences Fund    25

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

26

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Health Sciences Fund    27

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.75% to $1 billion of average daily net assets;	0.73%

0.70% over $1 billion of average daily net assets.

The Manager has contractually agreed, through March 31, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R6	0.82

28

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2023 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$133,878	$2,066
C	—	1,673

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments

PGIM Jennison Health Sciences Fund    29

Notes to Financial Statements  (unaudited) (continued)

in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$975,644,743	$1,272,241,382

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 42,547,127	$ 164,922,949	$ 207,470,076	$ —	$ —	$ —	—	$ 4,224

PGIM Institutional Money Market Fund(1)(b)(wa)

132,197,607	900,835,609	1,005,868,066	(87,620)	65,449	27,142,979	27,164,711	34,592(2)

$174,744,734	$1,065,758,558	$1,213,338,142	$(87,620)	$65,449	$27,142,979		$38,816

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

30

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,323,475,648	$456,303,102	$(57,254,345)	$399,048,757

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Health Sciences Fund    31

Notes to Financial Statements  (unaudited) (continued)

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share, 515,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	75,000,000
B	10,000,000
C	30,000,000
R	50,000,000
Z	150,000,000
T	70,000,000
R6	130,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of May 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	8,603	0.1%
R	221,384	93.0
Z	37	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	60.5

32

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended May 31, 2022:
Shares sold	736,360	$26,470,297
Shares issued in reinvestment of dividends and distributions	6,390,043	240,840,737
Shares purchased	(2,941,850)	(106,175,580)
Net increase (decrease) in shares outstanding before conversion	4,184,553	161,135,454
Shares issued upon conversion from other share class(es)	91,685	3,458,649
Shares purchased upon conversion into other share class(es)	(142,967)	(4,996,685)
Net increase (decrease) in shares outstanding	4,133,271	$159,597,418

Year ended November 30, 2021:
Shares sold	984,041	$50,994,319
Shares issued in reinvestment of dividends and distributions	3,508,407	174,087,174
Shares purchased	(2,495,963)	(129,357,342)
Net increase (decrease) in shares outstanding before conversion	1,996,485	95,724,151
Shares issued upon conversion from other share class(es)	704,400	37,452,139
Shares purchased upon conversion into other share class(es)	(232,408)	(12,217,069)
Net increase (decrease) in shares outstanding	2,468,477	$120,959,221

Class C
Six months ended May 31, 2022:
Shares sold	130,156	$2,413,109
Shares issued in reinvestment of dividends and distributions	495,508	9,375,017
Shares purchased	(171,443)	(3,383,451)
Net increase (decrease) in shares outstanding before conversion	454,221	8,404,675
Shares purchased upon conversion into other share class(es)	(55,124)	(1,090,334)
Net increase (decrease) in shares outstanding	399,097	$7,314,341

Year ended November 30, 2021:
Shares sold	276,491	$9,350,829
Shares issued in reinvestment of dividends and distributions	383,834	12,228,955
Shares purchased	(138,577)	(4,634,135)
Net increase (decrease) in shares outstanding before conversion	521,748	16,945,649
Shares purchased upon conversion into other share class(es)	(870,678)	(29,854,740)
Net increase (decrease) in shares outstanding	(348,930)	$(12,909,091)

PGIM Jennison Health Sciences Fund    33

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R

Six months ended May 31, 2022:

Shares sold	8,627	$290,065

Shares issued in reinvestment of dividends and distributions	76,979	2,740,458

Shares purchased	(46,525)	(1,569,633)

Net increase (decrease) in shares outstanding	39,081	$1,460,890

Year ended November 30, 2021:

Shares sold	35,224	$1,763,549

Shares issued in reinvestment of dividends and distributions	45,917	2,193,004

Shares purchased	(68,235)	(3,352,590)
Net increase (decrease) in shares outstanding	12,906	$603,963

Class Z

Six months ended May 31, 2022:

Shares sold	3,721,172	$159,775,558

Shares issued in reinvestment of dividends and distributions	4,972,061	228,366,770

Shares purchased	(5,767,998)	(258,014,701)

Net increase (decrease) in shares outstanding before conversion	2,925,235	130,127,627

Shares issued upon conversion from other share class(es)	121,511	5,181,752

Shares purchased upon conversion into other share class(es)	(58,804)	(2,683,847)

Net increase (decrease) in shares outstanding	2,987,942	$132,625,532

Year ended November 30, 2021:

Shares sold	4,005,657	$242,012,993

Shares issued in reinvestment of dividends and distributions	3,459,204	198,419,938

Shares purchased	(5,847,766)	(348,265,291)

Net increase (decrease) in shares outstanding before conversion	1,617,095	92,167,640

Shares issued upon conversion from other share class(es)	213,937	13,001,022

Shares purchased upon conversion into other share class(es)	(1,811,856)	(104,765,673)

Net increase (decrease) in shares outstanding	19,176	$402,989

34

Share Class	Shares	Amount

Class R6

Six months ended May 31, 2022:

Shares sold	270,273	$11,749,050

Shares issued in reinvestment of dividends and distributions	573,292	26,509,010

Shares purchased	(535,196)	(22,950,632)

Net increase (decrease) in shares outstanding before conversion	308,369	15,307,428

Shares issued upon conversion from other share class(es)	2,912	130,465

Net increase (decrease) in shares outstanding	311,281	$15,437,893

Year ended November 30, 2021:

Shares sold	394,151	$23,979,072

Shares issued in reinvestment of dividends and distributions	57,433	3,308,694

Shares purchased	(497,907)	(30,847,488)

Net increase (decrease) in shares outstanding before conversion	(46,323)	(3,559,722)

Shares issued upon conversion from other share class(es)	1,670,458	96,675,844

Shares purchased upon conversion into other share class(es)	(4,742)	(291,523)

Net increase (decrease) in shares outstanding	1,619,393	$92,824,599

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Jennison Health Sciences Fund    35

Notes to Financial Statements  (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended May 31, 2022. The average daily balance for the 12 days that the Fund had loans outstanding during the period was approximately $3,644,333, borrowed at a weighted average interest rate of 1.40%. The maximum loan outstanding amount during the period was $10,826,000. At May 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes

36

in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Health Sciences Sector Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices, procedures and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Health sciences companies are affected by patent considerations, intense competition, pricing pressure, rapid technology change and obsolescence, changes in the demand for and costs of medical products and services, regulatory requirements of various federal and state agencies, product liability claims and other market developments. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering

PGIM Jennison Health Sciences Fund    37

Notes to Financial Statements  (unaudited) (continued)

price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Investment Style Risk: There is the risk that the particular investment style followed by the Fund may be out of favor for a period of time.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

38

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Health Sciences Fund    39

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Health Sciences Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PHLAX	PHLCX	PJHRX	PHSZX	PHLQX

CUSIP	74441P502	74441P700	74441P791	74441P866	74441P775

MF188E4

PGIM JENNISON UTILITY FUND

SEMIANNUAL REPORT

MAY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Utility Fund informative and useful. The report covers performance for the six-month period ended May 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Utility Fund

July 15, 2022

PGIM Jennison Utility Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/22 (without sales charges)	Average Annual Total Returns as of 5/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	9.03	6.71	8.96	11.10	—

Class C	8.57	11.10	9.40	10.92	—

Class R	8.85	12.65	9.90	11.47	—

Class Z	9.13	13.29	10.55	12.07	—

Class R6	9.24	13.38	N/A	N/A	11.68 (01/26/2018)

S&P 500 Utilities Index

	14.74	17.68	10.30	11.48	—

S&P 500 Index

	-8.85	-0.30	13.38	14.38	—

Average Annual Total Returns as of 5/31/22 Since Inception (%)
					Class R6 (01/26/2018)

S&P 500 Utilities Index					12.71

S&P 500 Index					11.14

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 500 Utilities Index*—The S&P 500 Utilities Index is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Utilities Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Utility Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2022

Ten Largest Holdings	Line of Business	% of Net Assets

NextEra Energy, Inc.	Electric Utilities	9.0%

CenterPoint Energy, Inc.	Multi-Utilities	5.3%

Cheniere Energy, Inc.	Oil & Gas Storage & Transportation	5.0%

Ameren Corp.	Multi-Utilities	4.3%

Dominion Energy, Inc.	Multi-Utilities	4.3%

Public Service Enterprise Group, Inc.	Multi-Utilities	4.1%

Targa Resources Corp.	Oil & Gas Storage & Transportation	3.9%

CMS Energy Corp.	Multi-Utilities	3.9%

Entergy Corp.	Electric Utilities	3.9%

Exelon Corp.	Electric Utilities	3.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Utility Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Utility Fund		Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,090.30	0.82%	$4.27

	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

Class C	Actual	$1,000.00	$1,085.70	1.58%	$8.22

	Hypothetical	$1,000.00	$1,017.05	1.58%	$7.95

Class R	Actual	$1,000.00	$1,088.50	1.09%	$5.68

	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

Class Z	Actual	$1,000.00	$1,091.30	0.54%	$2.82

	Hypothetical	$1,000.00	$1,022.24	0.54%	$2.72

Class R6	Actual	$1,000.00	$1,092.40	0.46%	$2.40

	Hypothetical	$1,000.00	$1,022.64	0.46%	$2.32

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of May 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS 96.5%

Electric Utilities 42.0%

Alliant Energy Corp.	1,587,782	$101,332,247
American Electric Power Co., Inc.	923,394	94,213,890
Constellation Energy Corp.	1,692,268	105,055,997
Duke Energy Corp.	518,286	58,317,541
Edison International	593,833	41,514,865
Entergy Corp.	1,186,159	142,718,651
Evergy, Inc.	1,056,593	73,898,114
Eversource Energy	603,140	55,681,885
Exelon Corp.(a)	2,800,739	137,656,322
FirstEnergy Corp.	2,160,526	92,816,197
NextEra Energy, Inc.	4,366,459	330,497,282
OGE Energy Corp.	982,521	40,578,117
PG&E Corp.*(a)	9,960,908	121,523,078
PNM Resources, Inc.	392,530	18,656,951
SSE PLC (United Kingdom)	1,562,697	34,856,919
Xcel Energy, Inc.	1,317,935	99,293,223

		1,548,611,279

Independent Power Producers & Energy Traders 5.4%

AES Corp. (The)	1,821,831	40,153,155
Clearway Energy, Inc. (Class C Stock)	770,261	26,997,648
Drax Group PLC (United Kingdom)	4,235,005	36,044,619
RWE AG (Germany)	2,191,360	96,682,373

		199,877,795

Integrated Telecommunication Services 1.1%

Cellnex Telecom SA (Spain), 144A	891,166	40,307,958

Multi-Utilities 30.0%

Ameren Corp.	1,657,003	157,730,116
CenterPoint Energy, Inc.	6,086,232	195,063,736
CMS Energy Corp.	2,009,739	142,771,858
Dominion Energy, Inc.	1,859,216	156,583,171
DTE Energy Co.	856,469	113,662,001
NiSource, Inc.	3,061,183	96,274,205
Public Service Enterprise Group, Inc.	2,227,974	152,705,338
Sempra Energy	548,902	89,943,082

		1,104,733,507

See Notes to Financial Statements.

PGIM Jennison Utility Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas Storage & Transportation 11.9%

Cheniere Energy, Inc.	1,348,891	$184,487,822
Energy Transfer LP	4,579,760	53,400,002
Targa Resources Corp.	2,019,862	145,470,461
Williams Cos., Inc. (The)	1,522,696	56,431,114

		439,789,399

Renewable Electricity 3.9%

China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	8,972,233	19,242,987
NextEra Energy Partners LP	1,714,410	122,837,477

		142,080,464

Water Utilities 2.2%

Essential Utilities, Inc.	1,769,525	81,858,226

TOTAL COMMON STOCKS
(cost $2,234,074,892)		3,557,258,628

PREFERRED STOCK 0.8%

Independent Power Producers & Energy Traders

AES Corp. (The), CVT, 6.875%, Maturing 02/15/24(a)
(cost $30,548,400)	305,484	27,371,366

TOTAL LONG-TERM INVESTMENTS
(cost $2,264,623,292)		3,584,629,994

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUND 0.8%
PGIM Institutional Money Market Fund
(cost $30,641,579; includes $30,627,771 of cash collateral for securities on loan)(b)(wa)	30,668,750	$30,644,215

UNAFFILIATED FUND 2.0%
Dreyfus Government Cash Management (Institutional Shares)
(cost $73,884,962)	73,884,962	73,884,962

TOTAL SHORT-TERM INVESTMENTS
(cost $104,526,541)		104,529,177

TOTAL INVESTMENTS 100.1%
(cost $2,369,149,833)		3,689,159,171
Liabilities in excess of other assets (0.1)%		(3,824,802)

NET ASSETS 100.0%		$3,685,334,369

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CVT — Convertible Security

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,761,975; cash collateral of $30,627,771 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Utility Fund    11

Schedule of Investments  (unaudited) (continued)

as of May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$1,513,754,360	$34,856,919	$—
Independent Power Producers & Energy Traders	67,150,803	132,726,992	—
Integrated Telecommunication Services	—	40,307,958	—
Multi-Utilities	1,104,733,507	—	—
Oil & Gas Storage & Transportation	439,789,399	—	—
Renewable Electricity	122,837,477	19,242,987	—
Water Utilities	81,858,226	—	—
Preferred Stock
Independent Power Producers & Energy Traders	27,371,366	—	—
Short-Term Investments
Affiliated Mutual Fund	30,644,215	—	—
Unaffiliated Fund	73,884,962	—	—

Total	$3,462,024,315	$227,134,856	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2022 were as follows:

Electric Utilities	42.0%
Multi-Utilities	30.0
Oil & Gas Storage & Transportation	11.9
Independent Power Producers & Energy Traders	6.2
Renewable Electricity	3.9
Water Utilities	2.2
Unaffiliated Fund	2.0
Integrated Telecommunication Services	1.1

Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	0.8%

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$29,761,975	$(29,761,975)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Utility Fund    13

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2022

Assets

Investments at value, including securities on loan of $29,761,975:
Unaffiliated investments (cost $2,338,508,254)	$3,658,514,956
Affiliated investments (cost $30,641,579)	30,644,215
Receivable for investments sold	59,060,149
Dividends receivable	9,630,926
Receivable for Fund shares sold	2,593,683
Tax reclaim receivable	1,142,326
Prepaid expenses	4,633

Total Assets	3,761,590,888

Liabilities

Payable for investments purchased	40,375,023
Payable to broker for collateral for securities on loan	30,627,771
Payable for Fund shares purchased	2,729,445
Management fee payable	1,268,916
Distribution fee payable	837,814
Accrued expenses and other liabilities	216,962
Affiliated transfer agent fee payable	193,288
Directors’ fees payable	7,300

Total Liabilities	76,256,519

Net Assets	$3,685,334,369

Net assets were comprised of:
Common stock, at par	$2,262,567
Paid-in capital in excess of par	2,215,961,757
Total distributable earnings (loss)	1,467,110,045

Net assets, May 31, 2022	$3,685,334,369

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share,
($3,016,151,032 ÷ 185,250,606 shares of common stock issued and outstanding)	$16.28
Maximum sales charge (5.50% of offering price)	0.95

Maximum offering price to public	$17.23

Class C

Net asset value, offering price and redemption price per share,
($59,596,779 ÷ 3,688,058 shares of common stock issued and outstanding)	$16.16

Class R

Net asset value, offering price and redemption price per share,
($92,239,175 ÷ 5,672,446 shares of common stock issued and outstanding)	$16.26

Class Z

Net asset value, offering price and redemption price per share,
($444,230,797 ÷ 27,167,117 shares of common stock issued and outstanding)	$16.35

Class R6

Net asset value, offering price and redemption price per share,
($73,116,586 ÷ 4,478,429 shares of common stock issued and outstanding)	$16.33

See Notes to Financial Statements.

PGIM Jennison Utility Fund    15

Statement of Operations  (unaudited)

Six Months Ended May 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $531,002 foreign withholding tax)	$47,505,945
Income from securities lending, net (including affiliated income of $10,918)	14,959
Affiliated dividend income	3,397

Total income	47,524,301

Expenses
Management fee	7,354,321
Distribution fee(a)	5,040,991
Transfer agent’s fees and expenses (including affiliated expense of $948,583)(a)	1,534,806
Custodian and accounting fees	124,438
Shareholders’ reports	55,113
Registration fees(a)	46,619
Directors’ fees	23,504
Legal fees and expenses	17,042
Audit fee	11,867
Miscellaneous	35,696

Total expenses	14,244,397
Less: Distribution fee waiver(a)	(108,689)

Net expenses	14,135,708

Net investment income (loss)	33,388,593

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,318))	130,177,030
Foreign currency transactions	(397,904)

129,779,126

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,514)	139,352,286
Foreign currencies	36,518

139,388,804

Net gain (loss) on investment and foreign currency transactions	269,167,930

Net Increase (Decrease) In Net Assets Resulting From Operations	$302,556,523

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	4,431,764	283,161	326,066	—	—
Transfer agent’s fees and expenses	1,259,693	35,927	65,273	172,922	991
Registration fees	13,220	7,135	3,675	15,276	7,313
Distribution fee waiver	—	—	(108,689)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

Six Months Ended May 31, 2022	Year Ended November 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$33,388,593	$36,145,455
Net realized gain (loss) on investment and foreign currency transactions	129,779,126	412,736,668
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	139,388,804	(171,190,828)

Net increase (decrease) in net assets resulting from operations	302,556,523	277,691,295

Dividends and Distributions
Distributions from distributable earnings
Class A	(364,584,480)	(51,239,984)
Class C	(6,802,926)	(663,920)
Class R	(10,539,452)	(1,244,722)
Class Z	(40,305,933)	(6,639,310)
Class R6	(8,670,797)	(469,477)

	(430,903,588)	(60,257,413)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	243,921,835	184,829,668
Net asset value of shares issued in reinvestment of dividends and distributions	415,739,475	57,719,273
Cost of shares purchased	(254,857,667)	(401,021,149)

Net increase (decrease) in net assets from Fund share transactions	404,803,643	(158,472,208)

Total increase (decrease)	276,456,578	58,961,674

Net Assets:

Beginning of period	3,408,877,791	3,349,916,117

End of period	$3,685,334,369	$3,408,877,791

See Notes to Financial Statements.

PGIM Jennison Utility Fund    17

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.01		$15.97	$15.72	$14.60	$15.06	$13.18
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.17	0.24	0.28	0.29	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		1.16	0.86	2.02	(0.12)	2.62
Total from investment operations	1.42		1.33	1.10	2.30	0.17	2.86
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.23)	(0.29)	(0.30)	(0.23)
Distributions from net realized gains	(2.06)		(0.08)	(0.62)	(0.89)	(0.33)	(0.75)
Total dividends and distributions	(2.15)		(0.29)	(0.85)	(1.18)	(0.63)	(0.98)
Net asset value, end of period	$16.28		$17.01	$15.97	$15.72	$14.60	$15.06
Total Return(b):	9.03%		8.46%	7.47%	17.53%	1.42%	22.87%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,016		$2,888	$2,878	$2,908	$2,644	$2,912
Average net assets (in millions)	$2,963		$2,895	$2,815	$2,787	$2,626	$2,791
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.83%	0.84%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.83%	0.84%	0.83%	0.83%
Net investment income (loss)	1.87	%(e)	1.06%	1.61%	1.92%	2.10%	1.74%
Portfolio turnover rate(f)	22%		38%	28%	31%	39%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.92		$15.89	$15.63	$14.53	$14.99	$13.12
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.05	0.13	0.17	0.19	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.16	0.87	2.00	(0.12)	2.60
Total from investment operations	1.35		1.21	1.00	2.17	0.07	2.75
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.10)	(0.12)	(0.18)	(0.20)	(0.13)
Distributions from net realized gains	(2.06)		(0.08)	(0.62)	(0.89)	(0.33)	(0.75)
Total dividends and distributions	(2.11)		(0.18)	(0.74)	(1.07)	(0.53)	(0.88)
Net asset value, end of period	$16.16		$16.92	$15.89	$15.63	$14.53	$14.99
Total Return(b):	8.57%		7.72%	6.71%	16.59%	0.67%	22.06%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$60		$55	$61	$68	$94	$115
Average net assets (in millions)	$57		$56	$63	$77	$98	$118
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.58	%(e)	1.59%	1.59%	1.59%	1.57%	1.53%
Expenses before waivers and/or expense reimbursement	1.58	%(e)	1.59%	1.59%	1.59%	1.57%	1.53%
Net investment income (loss)	1.12	%(e)	0.31%	0.87%	1.15%	1.37%	1.06%
Portfolio turnover rate(f)	22%		38%	28%	31%	39%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund    19

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.00		$15.95	$15.70	$14.59	$15.05	$13.17
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.13	0.20	0.24	0.25	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.16	0.86	2.01	(0.12)	2.62
Total from investment operations	1.39		1.29	1.06	2.25	0.13	2.83
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.16)	(0.19)	(0.25)	(0.26)	(0.20)
Distributions from net realized gains	(2.06)		(0.08)	(0.62)	(0.89)	(0.33)	(0.75)
Total dividends and distributions	(2.13)		(0.24)	(0.81)	(1.14)	(0.59)	(0.95)
Net asset value, end of period	$16.26		$17.00	$15.95	$15.70	$14.59	$15.05
Total Return(b):	8.85%		8.24%	7.14%	17.23%	1.15%	22.64%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$92		$84	$82	$89	$77	$89
Average net assets (in millions)	$87		$84	$84	$83	$79	$81
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.10%	1.11%	1.11%	1.11%	1.03%
Expenses before waivers and/or expense reimbursement	1.34	%(e)	1.35%	1.36%	1.36%	1.36%	1.28%
Net investment income (loss)	1.60	%(e)	0.78%	1.34%	1.64%	1.82%	1.53%
Portfolio turnover rate(f)	22%		38%	28%	31%	39%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.08		$16.02	$15.74	$14.62	$15.08	$13.19
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.22	0.28	0.32	0.33	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.17	0.89	2.02	(0.12)	2.63
Total from investment operations	1.44		1.39	1.17	2.34	0.21	2.91
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.27)	(0.33)	(0.34)	(0.27)
Distributions from net realized gains	(2.06)		(0.08)	(0.62)	(0.89)	(0.33)	(0.75)
Total dividends and distributions	(2.17)		(0.33)	(0.89)	(1.22)	(0.67)	(1.02)
Net asset value, end of period	$16.35		$17.08	$16.02	$15.74	$14.62	$15.08
Total Return(b):	9.13%		8.84%	7.96%	17.83%	1.70%	23.29%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$444		$314	$323	$313	$227	$259
Average net assets (in millions)	$359		$325	$308	$271	$229	$237
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.54	%(e)	0.56%	0.57%	0.56%	0.56%	0.53%
Expenses before waivers and/or expense reimbursement	0.54	%(e)	0.56%	0.57%	0.56%	0.56%	0.53%
Net investment income (loss)	2.23	%(e)	1.32%	1.85%	2.18%	2.37%	2.03%
Portfolio turnover rate(f)	22%		38%	28%	31%	39%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund    21

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,			January 26, 2018(a) through November 30,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.05		$16.00	$15.75	$14.62	$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.21	0.28	0.33	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.28		1.18	0.87	2.03	0.73
Total from investment operations	1.46		1.39	1.15	2.36	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.28)	(0.34)	(0.28)
Distributions from net realized gains	(2.06)		(0.08)	(0.62)	(0.89)	-
Total dividends and distributions	(2.18)		(0.34)	(0.90)	(1.23)	(0.28)
Net asset value, end of period	$16.33		$17.05	$16.00	$15.75	$14.62
Total Return(c):	9.24%		8.85%	7.81%	17.94%	6.87%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$73		$66	$6	$3	$1
Average net assets (in millions)	$69		$38	$4	$3	$1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.46	%(e)	0.48%	0.52%	0.52%	0.52	%(e)
Expenses before waivers and/or expense reimbursement	0.46	%(e)	0.48%	0.63%	1.38%	4.18	%(e)
Net investment income (loss)	2.23	%(e)	1.21%	1.83%	2.24%	1.74	%(e)
Portfolio turnover rate(f)	22%		38%	28%	31%	39%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Utility Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Utility Fund    23

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Utility Fund    25

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

26

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Utility Fund    27

Notes to Financial Statements  (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% to $250 million of average daily net assets;	0.42%

0.50% on next $500 million of average daily net assets:

0.45% on next $750 million of average daily net assets;

0.40% on next $500 million of average daily net assets;

0.35% on next $2 billion of average daily net assets;

0.325% on next $2 billion of average daily net assets;

0.30% over $6 billion of average daily net assets.

The Manager has contractually agreed, through March 31, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R6	0.52

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

28

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2023 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended May 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$619,014	$ 156

C	—	3,407

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

PGIM Jennison Utility Fund    29

Notes to Financial Statements  (unaudited) (continued)

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$755,310,329	$806,823,044

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$30,414,705	$ 76,620,317	$107,035,022	$ —	$ —	$ —	—	$ 3,397

PGIM Institutional Money Market Fund(1)(b)(wa)
52,991,554	296,397,750	318,743,285	3,514	(5,318)	30,644,215	30,668,750	10,918	(2)
$83,406,259	$373,018,067	$425,778,307	$3,514	$(5,318)	$30,644,215		$14,315

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

30

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,370,151,104	$1,325,456,750	$(6,448,683)	$1,319,008,067

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Utility Fund    31

Notes to Financial Statements  (unaudited) (continued)

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share, 1,085,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	500,000,000

B	10,000,000

C	75,000,000

R	75,000,000

Z	100,000,000

T	250,000,000

R6	75,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of May 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	147,983	0.1%

R	492,997	8.7

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	25.2

32

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended May 31, 2022:

Shares sold	3,153,048	$50,113,816

Shares issued in reinvestment of dividends and distributions	22,695,965	352,441,263

Shares purchased	(10,292,662)	(164,129,452)

Net increase (decrease) in shares outstanding before conversion	15,556,351	238,425,627

Shares issued upon conversion from other share class(es)	352,064	5,629,003

Shares purchased upon conversion into other share class(es)	(429,780)	(6,918,504)

Net increase (decrease) in shares outstanding	15,478,635	$237,136,126

Year ended November 30, 2021:

Shares sold	3,097,365	$50,953,007

Shares issued in reinvestment of dividends and distributions	3,096,943	49,190,325

Shares purchased	(16,538,511)	(271,996,873)

Net increase (decrease) in shares outstanding before conversion	(10,344,203)	(171,853,541)

Shares issued upon conversion from other share class(es)	697,661	11,337,154

Shares purchased upon conversion into other share class(es)	(862,681)	(14,231,213)

Net increase (decrease) in shares outstanding	(10,509,223)	$(174,747,600)

Class C

Six months ended May 31, 2022:

Shares sold	543,379	$8,694,132

Shares issued in reinvestment of dividends and distributions	427,619	6,600,727

Shares purchased	(260,648)	(4,089,658)

Net increase (decrease) in shares outstanding before conversion	710,350	11,205,201

Shares purchased upon conversion into other share class(es)	(290,852)	(4,631,136)

Net increase (decrease) in shares outstanding	419,498	$6,574,065

Year ended November 30, 2021:

Shares sold	591,018	$9,664,009

Shares issued in reinvestment of dividends and distributions	41,161	647,028

Shares purchased	(545,528)	(8,901,013)

Net increase (decrease) in shares outstanding before conversion	86,651	1,410,024

Shares purchased upon conversion into other share class(es)	(665,059)	(10,731,094)

Net increase (decrease) in shares outstanding	(578,408)	$(9,321,070)

PGIM Jennison Utility Fund    33

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R

Six months ended May 31, 2022:

Shares sold	469,886	$7,541,165

Shares issued in reinvestment of dividends and distributions	679,183	10,539,452

Shares purchased	(442,753)	(7,101,368)

Net increase (decrease) in shares outstanding	706,316	$10,979,249

Year ended November 30, 2021:

Shares sold	472,730	$7,715,346

Shares issued in reinvestment of dividends and distributions	78,564	1,244,722

Shares purchased	(711,556)	(11,670,012)

Net increase (decrease) in shares outstanding	(160,262)	$(2,709,944)

Class Z

Six months ended May 31, 2022:

Shares sold	9,979,186	$160,859,141

Shares issued in reinvestment of dividends and distributions	2,405,967	37,487,236

Shares purchased	(3,987,590)	(63,364,653)

Net increase (decrease) in shares outstanding before conversion	8,397,563	134,981,724

Shares issued upon conversion from other share class(es)	442,158	7,141,689

Shares purchased upon conversion into other share class(es)	(82,951)	(1,320,308)

Net increase (decrease) in shares outstanding	8,756,770	$140,803,105

Year ended November 30, 2021:

Shares sold	6,470,240	$104,987,628

Shares issued in reinvestment of dividends and distributions	387,169	6,167,721

Shares purchased	(5,988,622)	(97,988,596)

Net increase (decrease) in shares outstanding before conversion	868,787	13,166,753

Shares issued upon conversion from other share class(es)	888,008	14,697,821

Shares purchased upon conversion into other share class(es)	(3,497,586)	(58,415,097)

Net increase (decrease) in shares outstanding	(1,740,791)	$(30,550,523)

34

Share Class	Shares	Amount

Class R6
Six months ended May 31, 2022:
Shares sold	1,031,996	$16,713,581
Shares issued in reinvestment of dividends and distributions	557,241	8,670,797
Shares purchased	(1,009,866)	(16,172,536)
Net increase (decrease) in shares outstanding before conversion	579,371	9,211,842
Shares issued upon conversion from other share class(es)	6,021	99,256
Net increase (decrease) in shares outstanding	585,392	$9,311,098

Year ended November 30, 2021:
Shares sold	689,731	$11,509,678
Shares issued in reinvestment of dividends and distributions	28,425	469,477
Shares purchased	(620,987)	(10,464,655)
Net increase (decrease) in shares outstanding before conversion	97,169	1,514,500
Shares issued upon conversion from other share class(es)	3,437,758	57,342,429
Net increase (decrease) in shares outstanding	3,534,927	$58,856,929

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2022. The average daily balance for the 6 days that the Fund had loans outstanding during the period was

PGIM Jennison Utility Fund    35

Notes to Financial Statements  (unaudited) (continued)

approximately $14,300,833, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $19,706,000. At May 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States.

36

Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Investment Style Risk: There is the risk that the particular investment style followed by the Fund may be out of favor for a period of time.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

PGIM Jennison Utility Fund    37

Notes to Financial Statements  (unaudited) (continued)

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

38

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Utility Sector Risk: The Fund is subject to risks of the utility industry, such as changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest and exchange rate fluctuations, liabilities for environmental damage and changes in the cost of providing specific utility services, due to its concentration in utility securities. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility industry stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from

PGIM Jennison Utility Fund    39

Notes to Financial Statements  (unaudited) (continued)

the performance indexes.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

40

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Utility Fund    41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Utility Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON UTILITY FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PRUAX	PCUFX	JDURX	PRUZX	PRUQX
CUSIP	74441P858	74441P833	74441P825	74441P817	74441P726

MF105E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this                   Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not                   applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not                   applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment                   Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 19, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	July 19, 2022